Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment	$ 3,782	$ 3,025	$ 2,715
Amortization and impairment of intangible assets	488	452	400
Impairment of goodwill	6		38
Cost of sales [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment	2,817	2,292	2,122
Amortization and impairment of intangible assets	40	21	17
Distribution expenses [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment	199	143	122
Amortization and impairment of intangible assets	4	1	1
Sales and marketing expenses [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment	425	363	285
Amortization and impairment of intangible assets	196	208	173
Administrative expenses [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment	337	222	170
Amortization and impairment of intangible assets	248	218	177
Other operating expenses [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment	4	2	4
Amortization and impairment of intangible assets		$ 1
Impairment of goodwill	$ 6
Exceptional items [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation and impairment of property, plant and equipment			12
Amortization and impairment of intangible assets			32
Impairment of goodwill			$ 38